RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables And Prepaid Expenses [Line Items]
Government authorities	$ 46	$ 10
Prepaid expenses	18	66
Other current assets	51	7
Receivables And Prepaid Expenses Current	$ 115	$ 83